COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Sep. 04, 2024
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Number of shares authorized	57,500,000	57,500,000
Common stock shares authorized	55,000,000	55,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	16,602,460	16,602,460
Common stock shares outstanding	16,602,460	16,602,460
Series A Redeemable Convertible Preferred Stock
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Redeemable convertible preferred stock shares authorized	2,000,000	2,000,000
Redeemable convertible preferred stock par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock shares issued	1,590,000
Redeemable convertible preferred stock shares outstanding	1,590,000	1,555,000
Shares of Preferred Stock authorized		2,000,000
Preferred stock par value		$ 0.0001
Preferred stock, shares issued		1,555,000
Preferred stock, shares outstanding		1,555,000
Series B Convertible Preferred Stock
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Shares of Preferred Stock authorized	500,000	500,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	150,000	150,000
Preferred stock, shares outstanding	150,000	150,000